Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 593	$ 601	$ 1,166	$ 1,171
Share-based payments	29	23	57	42
Post-employment benefits	36	31	68	62
Total staff costs	658	655	1,291	1,275
Goods and services	370	353	740	726
Content	68	69	146	140
Telecommunications	12	10	23	19
Facilities	9	9	18	19
Fair value adjustments	7	(6)	14	(8)
Total operating expenses	$ 1,124	$ 1,090	$ 2,232	$ 2,171